Organization (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 19, 2025
Organization [Line Items]
Date of incorporation		Feb. 16, 2022
Cash					$ 1,135
Payable of investment	$ 1,430	$ 1,400
Issuance price percentage		90.00%
Trading days		30 days
Total revenue		$ 477,532	$ 463,330	$ 284,106
Net income		$ 110
Exercise price (in Dollars per share)		$ 11.5
Expire term		5 years
Redemption price per warrant (in Dollars per share)		$ 0.01
Threshold trading days for redemption of warrants		20 days
Threshold consecutive trading days for redemption of warrants		30 days
Threshold number of business days before sending notice of redemption to warrant holders		30 days
Warrants [Member]
Organization [Line Items]
Additional paid-in capital		$ 3,390
Class A Ordinary Shares [Member]
Organization [Line Items]
Share at a price (in Dollars per share)		$ 11.5
Stock price trigger for redemption of warrants (in Dollars per share)		$ 16.5
Acquisition of Uni-Titan LLC [Member]
Organization [Line Items]
Acquisition interest					51.00%
Total sale of shares for acquisition (in Shares)	306,651
Total revenue		$ 2,550
Net income		200
Acquisition of Uni-Titan LLC [Member] | Business Acquisition [Member]
Organization [Line Items]
Total purchase consideration		11,900
Cash		$ 10,500